LEASES - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 68	$ 52	$ 131	$ 99	$ 225	$ 175
Short-term lease cost	2	13	4	26	32	48
Variable lease cost	41	64	95	98	140	401
Total lease cost	111	129	230	223	397	624
Research and development
Total lease cost	105	120	218	207	373	562
Selling, general and administrative
Total lease cost	$ 6	$ 9	$ 12	$ 16	$ 24	$ 62